UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-24036

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Hamilton Lane Venture Capital and Growth Fund

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(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

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(Address of principal executive offices) (Zip code)

Andrew Schardt

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 617-5724

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2025

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

1. (a) The Report to Shareholders is attached herewith.

Hamilton Lane Venture Capital and Growth Fund

Consolidated Financial Statements

For the Six Months Ended
September 30, 2025
(Unaudited)

Hamilton Lane Venture Capital and Growth Fund
Table of Contents For the Six Months Ended September 30, 2025 (Unaudited)

Hamilton Lane Venture Capital and Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited)
Investments — 113.9%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments — 20.6%^
Direct Equity — 20.6%
Middle East — 1.1%
Information Technology — 1.1%
Classiq Technologies Ltd. (99,582 Series C Preferred shares)	*,1,2	Series C Preferred Equity	4/4/2025	$500,001	$500,001	#
North America — 19.5%
Construction — 1.2%
Vesta Housing, Inc. (143,790 Series B Preferred shares)	*,1,2	Series B Preferred Equity	4/4/2025	500,000	500,000	#
Consumer Goods — 3.6%
Stripes VI Rainier Co-Invest, L.P.	*,1,2	Limited Partnership Interest	10/31/2024	1,503,462	1,570,890
Health Care — 2.4%
TCV Juniper Co., L.P.	*,1,2	Limited Partnership Interest	5/19/2025	1,009,381	1,057,514
Information Technology — 12.3%
IPPE Co-Invest (Horizon) DE, L.P.	*,1,2	Series F Preferred Equity	8/15/2025	1,240,000	1,240,000
Lightspeed SPV-A2, LLC	*,1,2	Series F Preferred Equity	8/14/2025	523,305	523,305
Sands Capital Global Innovation Fund II-DB, L.P.	*,1,2	Limited Partnership Interest	12/16/2024	1,000,000	1,619,423
Sands Capital Global Innovation Fund III-2 Aggregator, L.P.	*,1,2	Limited Partnership Interest	5/28/2025	1,962,500	1,962,500	#
					5,345,228
Total North America					8,473,632
Total Direct Equity					8,973,633
Secondary Investments — 62.3%^
Secondary Direct Equity — 2.8%
North America. — 2.8%
Software Solutions — 2.8%
AVC CL HL, L.P.	*,1,2	Limited Partnership Interest	12/17/2024	855,479	995,410
Huntress Labs, Inc.	*,1,2	Common Stock	6/11/2025	230,160	230,160	#
Total North America					1,225,570
Total Secondary Direct Equity					1,225,570
Secondary Funds — 59.5%
Middle East — 4.7%
Video Games — 4.7%
VGames, L.P.	*,1,2,3	Limited Partnership Interest	3/25/2025	1,429,162	2,063,009

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 113.9%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America — 54.8%
Diversified — 33.5%
AH American Dynamism Fund I, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	$55,406	$59,235
AH Parallel Fund III, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	138,014	167,096
AH Parallel Fund IV, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	155,226	186,716
AH Parallel Fund V, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	546,438	642,489
Andreessen Horowitz Fund I, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	34,391	41,642
Andreessen Horowitz Fund II, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	31,991	38,731
Andreessen Horowitz Fund III, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	909,207	1,093,600
Andreessen Horowitz Fund IV, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	334,787	323,339
Andreessen Horowitz Fund V, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	654,848	922,488
Andreessen Horowitz Fund VI, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	638,940	773,814
Andreessen Horowitz Fund VII, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	281,605	334,631
Andreessen Horowitz Fund VIII, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	236,087	331,674
Andreessen Horowitz LSV Fund I, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	418,322	544,827
Andreessen Horowitz LSV Fund II, L.P.	*,1,2	Limited Partnership Interest	7/7/2025	432,330	535,504
Andreessen Horowitz LSV Fund III, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	386,930	515,811
Andreessen Horowitz LSV Fund IV, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	235,382	259,148
Andreessen Horowitz Fund IX — AI Applications, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	34,140	36,557
Andreessen Horowitz Fund IX — AI Infrastructure, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	46,391	48,102
Andreessen Horowitz Seed Fund I, L.P.	*,1,2,3	Limited Partnership Interest	7/7/2025	95,908	122,832
Insight Partners Continuation Fund III, L.P.	*,1,2,3	Limited Partnership Interest	10/8/2024	1,666,394	2,063,177
Lightspeed Ascent Fund, L.P.	*,1,2,3	Limited Partnership Interest	11/20/2024	1,365,000	1,391,362
PSG Sequel-A, L.P.	*,1,2,3	Limited Partnership Interest	1/31/2025	1,045,243	1,256,166
Scenic Co-Invest Midnight Ride, L.P.	*,1,2	Limited Partnership Interest	1/15/2025	1,500,000	2,866,807
Total Diversified					14,555,748
Information Technology — 19.3%
Forge Point Cybersecurity Fund, II, L.P.	*,1,2	Limited Partnership Interest	9/30/2025	993,905	1,340,280
Founders Circle Capital Co-Invest Series 10, L.P.	*,1,2	Limited Partnership Interest	3/14/2025	530,035	835,240
Founders Circle Capital Co-Invest Series 11, L.P.	*,1,2	Limited Partnership Interest	9/25/2025	1,500,000	1,997,082
Sands Capital Global Innovation Fund III-RP, L.P.	*,1,2	Limited Partnership Interest	8/14/2025	2,000,000	2,049,534
Sapphire Opportunity Fund IV-B, L.P.	*,1,2	Limited Partnership Interest	6/3/2025	780,000	818,175
SDP Special Situations LLC — Series X	*,1,2	Limited Partnership Interest	3/12/2025	975,265	1,354,221
Vic SPV LLC	*,1,2,3,4	Limited Partnership Interest	9/30/2025	—	—
Total Information Technology					8,394,532

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Investments — 113.9%†	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments (Continued)
Secondary Funds (Continued)
North America (Continued)
Software Solutions — 2.0%
AKKR Isosceles CV, L.P.	*,1,2,3	Limited Partnership Interest	6/26/2025	$818,622	$860,559
Total Software Solutions					860,559
Total North America					23,810,839
Total Secondary Funds					25,873,848
	Interest rate	Principal		Fair Value
Short Term Investments — 31.0%
UMB Bank, Money Market Special II Deposit Investment	3.94%[5]	$8,121,946	8,121,946	8,121,946
UMB Money Market Special	0.02%[5]	5,387,900	5,387,900	5,387,900
Total Short Term Investments				13,509,846
Total Investments (Cost $43,104,103)				49,582,897
Liabilities in excess of other assets — (13.9%)				(6,044,013)
Total Net Assets — 100%				$43,538,884

†      Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^    Investments do not issue shares except where listed. Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

*    Investment is non-income producing.

#      The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

1    Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $36,073,051, or 82.9% of net assets.

2    All or a portion of this security is held through HL VCGF Splitter LLC. (See Note 1).

3    Investment has been committed to but has not been fully funded by the Fund. (See Note 10).

4    Affiliated Security.

5    The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Schedule of Investments September 30, 2025 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total net assets)
Direct Investments
Direct Equity	20.6
Total Direct Investments	20.6
Secondary Investments
Secondary Direct Equity	2.8
Secondary Funds	59.5
Total Secondary Investments	62.3
Short Term Investments	31.0
Total Investments	113.9
Other assets in excess of liabilities	(13.9)
Total Net Assets	100.0

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets
Investments, at fair value (cost $43,104,103)	$49,582,897
Receivable from Adviser	282,325
Prepaid offering costs	55,891
Prepaid expenses and other assets	5,737
Total Assets	49,926,850

Liabilities
Proceeds from issuance of shares received in advance	5,387,900
Incentive fees payable	607,271
Registration fees payable	102,416
Organizational fees payable	92,849
Legal fees payable	81,238
Payable for investments purchased	47,484
Audit fees payable	26,731
Accounting and administration fees payable	13,929
Transfer agent fees payable	10,700
Chief compliance officer fees payable	8,044
Custody fees payable	7,167
Deferred tax liability payable	2,237
Total Liabilities	6,387,966

Commitments and contingencies (see Notes 7 and 10)

Net Assets	$43,538,884

Composition of Net Assets:
Paid-in capital	$37,515,500
Total distributable earnings	6,023,384
Net Assets	$43,538,884

Net Assets Attributable to:
Class I Shares	$16,355,001
Class R Shares	1,263,905
Class Y Shares	25,919,978
$43,538,884

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	1,152,409
Class R Shares	89,445
Class Y Shares	1,823,927
3,065,781

Net Asset Value per Share:
Class I Shares	$14.19
Class R Shares	$14.13
Class Y Shares	$14.21

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Interest income	$58,812
Total Income	58,812

Expenses
Incentive fees	722,174
Investment management fees	220,560
Registration fees	121,041
Professional fees	89,637
Accounting and administration fees	50,812
Trustees’ fees and expenses	24,049
CCO fees	22,110
Offering costs	18,630
Transfer agent fees	17,760
Custodian fees	14,683
Other operating expenses	29,885
Total Expenses	1,331,341
Expenses waived by adviser	(282,324)
Investment management and incentive fees waived by the adviser[1]	(300,073)
Net Expenses	748,944
Net Investment Loss	(690,132)

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	265,789
Net change in unrealized appreciation (depreciation) on investments	4,714,139
Net change on deferred tax	(2,237)
Net Realized and Change in Unrealized Gain	4,977,691

Net Increase in Net Assets Resulting from Operations	$4,287,559

1    Waived fees are not subject to recoupment

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period September 30, 2024* Through March 31, 2025
Change in Net Assets Resulting from Operations
Net investment loss	$(690,132)	$(28,830)
Net realized gain on investments	265,789	—
Net change in unrealized appreciation (depreciation) on investments	4,711,902	1,764,655
Net Change in Net Assets Resulting from Operations	4,287,559	1,735,825

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from issuance of shares	14,055,500	—
Transfers in	—	999,995
Total Class I Transactions	14,055,500	999,995

Class R
Transfers in	—	999,995
Total Class R Transactions	—	999,995

Class Y
Proceeds from issuance of shares	11,260,000	12,200,000
Transfers out	—	(1,999,990)
Total Class Y Transactions	11,260,000	10,200,010

Net Change in Net Assets Resulting from Capital Share Transactions	25,315,500	12,200,000

Total Net Increase in Net Assets	29,603,059	13,935,825

Net Assets
Beginning of period	13,935,825	—
End of period	$43,538,884	$13,935,825

Shareholder Activity
Class I Shares
Shares sold	1,062,964	—
Shares transferred in	—	89,445
Net Change in Class I Shares Outstanding	1,062,964	89,445

Class R Shares
Shares transferred in	—	89,445
Net Change in Class R Shares Outstanding	—	89,445

Class Y Shares
Shares sold	881,094	1,121,723
Shares transferred out	—	(178,890)
Net Change in Class Y Shares Outstanding	881,094	942,833

*    Commencement of Operations

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash Flows From Operating Activities
Increase in net assets from operations	$4,287,559
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(18,372,286)
Change in short-term investments, net	(13,509,846)
Proceeds from investment distributions of realized gains and return of capital	697,573
Net realized gain on investments	(265,789)
Net change in unrealized (appreciation) depreciation on investments	(4,714,139)
Net change on deferred tax	2,237
(Increase)/Decrease in Assets:
Receivable from Adviser	346,958
Prepaid offering costs	(55,891)
Prepaid expenses and other assets	(5,737)
Increase/(Decrease) in Liabilities:
Registration fees payable	(107,667)
Audit fees payable	(111,269)
Organizational fees payable	(14,910)
Legal fees payable	26,238
Accounting and administration fees payable	(35,071)
Incentive fees payable	607,271
Offering costs payable	(44,703)
Trustee fees payable	(13,451)
Transfer agent fees payable	10,700
Custody fees payable	7,167
Other accrued expenses	8,044
Net Cash Used in Operating Activities	(31,257,012)

Cash Flows from Financing Activities
Proceeds from capital contributions	30,703,400
Net Cash Provided by Financing Activities	30,703,400

Net change in Cash	(553,612)
Cash – Beginning of period	553,612
Cash – End of period	$—

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period February 1, 2025* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.42	$11.18
Activity from investment operations:
Net investment income/(loss)[1]	(0.34)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.11	1.25
Total from investment operations	1.77	1.24

Net Asset Value per share, end of period	$14.19	$12.42

Net Assets, end of period (in thousands)	$16,355	$1,111

Ratios to average net assets:
Net investment income/(loss)[2,3]	(2.00)%	(0.78)%

Gross expenses[4]	6.10%	16.52%
Expense Recoupment/(Reimbursement)[4]	(3.70)%	(15.71)%
Net expenses[5]	2.40%	0.81%

Total Return[6]	14.25%[7]	11.09%[7]

Portfolio turnover rate	0.00%[7]	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 2.96% for the six months ended September 30, 2025 and 1.57% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, Net expenses would have increased by 0.27% for the six months ended September 30, 2025 and 1.57% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Class commenced operations on February 1, 2025.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Financial Highlights Class R Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period February 1, 2025* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.40	$11.18
Activity from investment operations:
Net investment income/(loss)[1]	(0.35)	(0.03)
Net realized and unrealized gain/(loss) on investments	2.08	1.25
Total from investment operations	1.73	1.22

Net Asset Value per share, end of period	$14.13	$12.40

Net Assets, end of period (in thousands)	$1,264	$1,109

Ratios to average net assets:
Net investment income/(loss)[2,3]	(3.34)%	(1.50)%

Gross expenses[4]	7.05%	16.53%
Expense Recoupment/(Reimbursement)[4]	(3.31)%	(15.00)%
Net expenses[5]	3.74%	1.53%

Total Return[6]	13.95%[7]	10.91%[7]

Portfolio turnover rate	0.00%[7]	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 2.01% for the six months ended September 30, 2025 and 1.57% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, Net expenses would have increased by 0.27% for the six months ended September 30, 2025 and 1.57% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Class commenced operations on February 1, 2025.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Financial Highlights Class Y Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period September 30, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.43	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	(0.31)	(0.04)
Net realized and unrealized gain/(loss) on investments	2.09	2.47
Total from investment operations	1.78	2.43

Net Asset Value per share, end of period	$14.21	$12.43

Net Assets, end of period (in thousands)	$25,920	$11,716

Ratios to average net assets:
Net investment income/(loss)[2,3]	(2.27)%	0.88%

Gross expenses[4]	6.76%	18.22%
Expense Recoupment/(Reimbursement)[4]	(4.09)%	(17.58)%
Net expenses[5]	2.67%	0.64%

Total Return[6]	14.32%[7]	24.30%[7]

Portfolio turnover rate	0.00%[7]	0.00%[7]
[1]	Per share data is computed using the average shares method.
[2]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[3]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 2.30% for the six months ended September 30, 2025 and 2.86% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests. If Incentive Fees had not been waived, Net expenses would have increased by 0.27% for the six months ended September 30, 2025 and 2.86% for the period ended March 31, 2025.

[6]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[7]	Not annualized.
*	Commencement of Operations

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited)

Note 1 – Organization

Hamilton Lane Venture Capital and Growth Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Pursuant to an investment management agreement (the “Investment Management Agreement”), Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware statutory trust on August 28, 2024, and commenced operations on September 30, 2024.

The Fund currently offers three classes of common shares of beneficial interest (“Shares”) designated as Class R Shares, Class I Shares and Class Y Shares (each a “Class”). The Fund’s Class Y Shares commenced operations on September 30, 2024. The Fund’s Class I Shares and Class R Shares commenced operations as of February 1, 2025.

The Fund’s investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective through a tactically constructed portfolio of direct and indirect investments in private companies in their early (i.e., venture capital) and growth stages of development across a number of sectors, investment stages and geographies that the Adviser believes are poised to experience high growth. The Fund seeks exposure to Venture and Growth Investments through: (i) equity and debt (including but not limited to convertible notes) investments, co-investments, joint ventures and other investments in portfolio companies that are made directly (including through an investment vehicle), generally alongside an investment sponsor, joint venture partner, operating partner, or other investor, and commonly involving a new acquisition or development of an asset, company or platform; (ii) strategic investments in underlying private funds, holding vehicles or other vehicles (collectively, “Portfolio Funds”) which are fundraising at the time of such investment; (iii) investments in Portfolio Funds managed by third party managers (“Portfolio Fund Managers”) or other single-asset investments focused on Venture and Growth Investments, generally on a secondary basis from existing investors or involving a recapitalization of an equity interest in an existing Portfolio Fund and other investments that Hamilton Lane determines to have a similar risk/return profile; (iv) investments in listed private equity companies, funds or other vehicles; or (v) programmatic investment relationships with asset managers outside of their commingled private funds. The Fund may invest directly or indirectly through investment vehicles, including but not limited to affiliated or unaffiliated mutual funds and exchange traded funds (“ETFs”).

The Fund also intends to invest a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives, listed investments and other investment companies, including money market funds and ETFs (“Liquid Assets”).

(a) Consolidation of Subsidiaries

The Fund will invest all or substantially all of its assets through one or more wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control each Subsidiary. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Fund’s Board of Trustees (the “Board” and individually, the “Trustees”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 1 – Organization (continued)

As of September 30, 2025, there are four active Subsidiaries in the Fund:

Subsidiary	Formation Date	Domicile	% of the Fund’s Total Assets
HL VCGF Holdings LLC	August 28, 2024	United States	72.25%*
HL VCGF DE Blocker LLC	August 28, 2024	United States	0.00%
HL VCGF Cayman Blocker LP	August 30, 2024	Cayman Islands	0.00%
HL VCGF Splitter LLC	August 28, 2024	United States	72.25%

*   Asset percentage listed for HL VCGF Holdings LLC includes the assets of wholly-owned subsidiaries HL VCGF DE Blocker LLC, HL VCGF Cayman Blocker LP and HL VCGF Splitter LLC.

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission (“SEC”) the Fund’s registration statement (“Registration Statement”); the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. For the six months ended September 30, 2025, the Fund incurred organizational costs and offering costs of $92,849 and $18,630, respectively.

Organizational costs are expensed as incurred and are subject to recoupment by the Adviser in accordance with the Fund’s Expense Limitation Agreement (as defined below) discussed in Note 7. Offering costs, which are also subject to the Fund’s Expense Limitation Agreement discussed in Note 7, are accounted for as a deferred charge from the commencement of operations and are thereafter amortized to expense over twelve months on a straight-line basis.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(d) Cash

Cash represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

(e) Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective December 5, 2024, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee (in such capacity, the “Valuation Designee”) to perform fair value determinations and approved new valuation procedures for the Fund.

The Fund’s investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values, using present value and other subjective valuation techniques. In determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider pre-acquisition and annual financial reporting summaries from a Portfolio Fund, comparable company factors, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the per share price of the investment to be valued in recent verifiable transactions.

Certain Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946. In cases where the NAV of the private investment is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(f) Investment Transactions and Related Income

The Fund’s primary sources of income are distributions from portfolio investments, investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date received. It is estimated that distributions will occur over the life of the portfolio investments.

Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Return of capital or security distributions received from portfolio investments are accounted for as a reduction to cost.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.

(g) Foreign Currency

The values of portfolio investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the portfolio investments and distributions received from the portfolio investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these portfolio investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(h) Currency Risk

Portfolio Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar will result in a decrease in the Fund’s net asset value. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures.

(i) Income Taxes

The Fund has elected to be treated and qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

Prior to July 1, 2025, the Fund was treated as a partnership for tax purposes.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2025.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Consolidated Statement of Operations. There were no interest or penalties during the six months ended September 30, 2025.

(j) Deferred Tax Liability

In preparing its consolidated financial statements, both onshore and offshore subsidiaries (“Onshore Subsidiaries” and “Offshore Subsidiaries,” respectively) are required to recognize its estimate of income taxes for purposes of determining deferred tax assets or liabilities. Onshore Subsidiaries are subject to U.S. federal and state income tax while Offshore Subsidiaries are subject to U.S. federal withholding tax, state tax, and branch profit’s tax on effectively connected income with a U.S. trade or business.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore or Offshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The amount is listed as Deferred tax liability payable on the Consolidated Statement of Assets and Liabilities.

(k) Net Asset Value Determination

The Fund calculates its NAV as of the close of business on the last business day of each month, each date that a Share is repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund values its investments as of the relevant Determination Date. The NAV of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Note 3 – Investment Transactions

For the six months ended September 30, 2025, purchases and sales of investments, excluding short term investments, were $18,419,770 and $0, respectively.

Note 4 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted prices available in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in Portfolio Funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Portfolio Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Fund’s managers or pursuant to the Portfolio Fund’s agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Fund’s compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Portfolio Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II*	Level III	Total
Investments
Direct Equity	$—	$—	$2,962,501	$2,962,501
Secondary Direct Equity	—	—	230,160	230,160
Short Term Investments	13,509,846	—	—	13,509,846
Total Investments	$13,509,846	$—	$3,192,661	$16,702,507

*   The Fund did not hold any Level II securities as of September 30, 2025.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $32,880,390 are excluded from the fair value hierarchy as of September 30, 2025.

All of the Portfolio Funds are generally considered to be illiquid investments. Certain investments may achieve liquidity only as and when the Portfolio Funds sell their portfolio company investments and distribute the proceeds received from the disposition of those investments to the Fund. It is also possible for the Fund to dispose of their interests in Portfolio Funds in the secondary market.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)
	Direct Equity	Secondary Direct Equity
Balance as of March 31, 2025	$1,000,000	$—
Transfers into Level III	—	—
Transfers out of Level III	(1,619,423)	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	619,423	—
Purchases	2,962,501	230,160
Distributions received	—	—
Balance as of September 30, 2025	$2,962,501	$230,160

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for Level III assets held at the end of the reporting period	$—	$—

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of September 30, 2025:

Asset Class	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(2)
Direct Equity	$2,962,501	Cost	N/A	N/A	N/A	—
Secondary Direct Equity	230,160	Cost	N/A	N/A	N/A	—

(1)   The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)   This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input.

The Fund’s investments in Direct and Secondary Investments that are fair valued using net asset value as a practical expedient, along with their corresponding unfunded commitments and other attributes, as of September 30, 205 are summarized in the table below*.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Buyout	Investments in which a mature company is acquired from current shareholders	$1,256,166	$464,902	1 to 10 years	None	N/A	N/A
Growth	Investments in high growth potential companies	6,684,087	374,378	1 to 10 years	None	N/A	N/A
Venture	Investments in investments in early stage	24,940,137	3,417,245	1 to 10 years	None	N/A	N/A

*   The information summarized in the table above represents the general terms for the specified financing stage. Individual investment funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most portfolio funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

Private equity is a common term for investments that typically are made in private or public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

The following outlines the primary investment strategies of the Secondary Investments held by the Fund as of September 30, 2025.

•        Buyout. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent the largest portion of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment. Overall, debt financing typically makes up 50-70% of the price paid for a company.

•        Growth. Equity investments in early stage or other high growth potential companies

•        Venture. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in healthcare, internet-enabled or other technology-related industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a fund that receives investment advisory services from Hamilton Lane. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividends and Distributions
							Capital Gains	Income
Vic SPV, LLC(1)(2)(3)	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—

(1)   Not an affiliate at the beginning of the period.

(2)   Non-Income Producing.

(3)   The security has unfunded commitments of $2,892,939 as of period end.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 6 – Federal Income Taxes

The Fund invests through one domestic blocker and one Cayman blocker. The domestic blocker is a limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The Cayman blocker is a limited partnership that has elected to be treated as a Controlled Foreign Corporation and is subject to U.S. federal income tax on income effectively connected to a U.S. trade or business. There is no estimated provision for income taxes attributable to the domestic blocker as of September 30, 2025. The estimated provision for income taxes attributable to the Cayman blocker for the six months ended September 30, 2025 consists of the following:

VCGF Cayman Blocker LP
Deferred:
Federal	$2,237
State	—
Total	$2,237

Estimated provision for income taxes	$2,237

As of September 30, 2025, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on private assets on a book and tax basis. Total income taxes for VCGF Cayman Blocker LP have been computed by applying the U.S. federal statutory income tax rate of 21% and an estimated branch profits tax of 24%. The Fund applied these rates to net investment income (loss) and realized and unrealized gains (losses) on investments before income taxes in computing its total income tax expense (benefit).

Note 7 – Investment Management Fees and Allocations

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. The Investment Management Fee is paid quarterly at an annual rate equal to 1.50% per annum based on the Fund’s net asset value calculated and accrued monthly as of the last business day of each month. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders (“Shareholders”).

The Adviser has agreed to waive the Investment Management Fee in full for the six-month period beginning from the effective date of the Registration Statement. Unless otherwise extended by agreement between the Fund and the Adviser, the Investment Management Fee payable by the Fund after the termination of the Management Fee waiver will be at the annual rate of 1.50%. The waiver of the Investment Management Fee is not subject to recoupment by the Adviser under the Expense Limitation Agreement (as defined below).

In addition, the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an incentive fee (“Incentive Fee”), that is accrued monthly and payable quarterly.

The Incentive Fee shall be equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee and the Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund on the last day of such quarter, (B) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the dividend reinvestment plan (the “DRIP”) exceeds (ii) the sum of (X) the net asset value of the Fund as of the month end prior to the commencement of the relevant quarterly period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) and (Y) the aggregate issue price of shares of the Fund issued during such quarter (excluding any shares of such class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP).

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 7 – Investment Management Fees and Allocations (continued)

The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, before giving effect to any repurchases or distributions for such quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the beginning of such quarter and (B) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP) exceeds (ii) the sum of (X) the net asset value of the Fund as of the end of such quarter, (Y) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (Z) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRIP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the “net losses” calculation, the net asset value shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). Incentive Fees are accrued monthly and paid quarterly.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses do not exceed 1.50%, 0.80% and 0.65% of the average daily net assets of Class R Shares, Class I Shares and Class Y Shares, respectively.

“Total Annual Expenses” includes all expenses incurred in the business of the Fund, including organizational and offering costs, with the following exceptions: (i) taxes, (ii) interest, (iii) brokerage commissions, (iv) certain transaction-related expenses (including interest and structuring costs for borrowings and line(s) of credit), (v) the Investment Management Fee and the Incentive Fee, (vi) distribution and/or servicing fees, (vii) sub-transfer agency, sub-accounting and shareholder servicing fees, (viii) any acquired fund fees and expenses, (ix) dividend and interest expenses relating to short sales, (x) borrowing costs, (xi) merger or reorganization expenses, (xii) Shareholder meetings expenses, (xiii) litigation expenses and (xiv) extraordinary expenses. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment.

As of September 30, 2025, the amount of these recoverable expenses is $911,608. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. For the six months ended September 30, 2025, the Adviser assumed expenses totaling $282,324. As of September 30, 2025, the amount of these recoverable expenses is $254,775 expiring January 31, 2028, $374,509 expiring March 31, 2028 and $282,324 expiring September 30, 2028.

The Expense Limitation Agreement has a term ending July 31, 2026, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board upon thirty days’ written notice to the Adviser.

Note 8 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 8 – Certain Risk Factors and Conflicts of Interest (continued)

Co-Investment Risks. The Fund’s investment portfolio will include co-investments, which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles (“SPVs”). There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Venture Capital and Growth Investments. Some of the companies in which venture capital funds invest, directly or indirectly, will not perform as expected. Such portfolio companies could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment, an economic downturn or legal, tax or regulatory changes. Portfolio companies that funds expect to remain stable may in fact operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress. Business risks may be more significant in smaller Portfolio Funds or those that are embarking on a build-up or operating turnaround strategy.

Venture capital funds typically seek to monitor the performance of investments in operating companies either through interaction with the board of directors of the applicable company and/or by maintaining an ongoing dialogue with the company’s management team. However, such funds generally are not in a position to control any borrower by investing in its debt securities and a company’s management will be primarily responsible for the operations of the company on a day-to-day basis. Although such funds may seek to invest in companies with strong management teams, there can be no assurance that existing management teams, or any new ones, will be able to operate such companies successfully. In addition, with respect to debt or minority equity investments, such funds are subject to the risk that a company in which it invests may make business decisions with which such funds may disagree and the management of such company, as representatives of the majority common equity holders, may take risks or otherwise act in ways that do not serve the interests of such portfolio company.

Technology Sector Concentration Risk. There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any one issuer in the technology sector. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. By concentrating the Fund’s investments in the information technology group of industries, the Fund’s performance will be more closely impacted by the performance of a particular market segment than if the Fund was not concentrated in the information technology group of industries. The Fund’s concentration in these investments may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. A broad downturn in investments tied to this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in such investments. The investment risks associated with investing in the information technology group of industries include: the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 8 – Certain Risk Factors and Conflicts of Interest (continued)

property rights and the loss or impairment of those rights; obsolescence of existing technology or competition from more innovative technology; general economic conditions; and government regulation. At times, the performance of investments in the information technology group of industries may lag the performance of investments in other industries or the broader market as a whole.

The Fund may invest in a Portfolio Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such a Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Medium- and Late-Stage Companies Risk. Medium- and late-stage private companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 8 – Certain Risk Factors and Conflicts of Interest (continued)

health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue.

Note 9 – Other Agreements

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2025, are reported on the Consolidated Statement of Operations.

Note 10 – Commitments

As of September 30, 2025, the Fund has $4,256,525 in unfunded commitments to certain investments. The commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected or at all.

Note 11 – Capital Share Transactions

The Fund offers three separate classes Shares designated as Class R Shares, Class I Shares and Class Y Shares. Each Class is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class R Shares and Class I Shares by an investor in the Fund is $25,000, and the minimum initial investment in Class Y Shares by an investor is $1,000,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 3% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 11 – Capital Share Transactions (continued)

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Class.

The Fund has adopted an “opt-out” dividend reinvestment plan pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise.

Note 12 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 13 – Segment Reporting

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s management committee (consisting of the Fund’s President and Principal Executive Officer as well as the Fund’s Trustee and Assistant Secretary) acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

Hamilton Lane Venture Capital and Growth Fund
Consolidated Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
Note 14 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Note 15 – Subsequent Events

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

Hamilton Lane Venture Capital and Growth Fund
Fund Information September 30, 2025 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the SEC’s website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the Fund’s website at https://www.hamiltonlane.com/en-us/strategies/evergreen-strategies/us-private-wealth/venture-growth-fund or the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

Investment Adviser
Hamilton Lane Advisors, L.L.C.
110 Washington St., Ste. 1300
Conshohocken, PA 19428
www.hamiltonlane.com

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
PINE Distributors LLC
501 S. Cherry Street, Ste. 610
Denver, CO 80246

Independent Registered Public Accounting Firm
KPMG LLP
Suite 4000
1735 Market Street
Philadelphia, PA 19103-7501

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of the applicable Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hamilton Lane Venture Capital and Growth Fund

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Kaylin Liu
Kaylin Liu, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.